Material accounting policies - Significant accounting judgements, estimates and assumptions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2019	Jan. 31, 2019	Dec. 31, 2018
Material accounting policies
Receivables related to tax credits	€ 5,767	€ 5,544	€ 5,281
Goodwill	43,161	43,391	43,158		€ 44,155
Impairment charges on goodwill	0	0	4,228
AM Flow fair value	0		0		€ 0
Convertible loan
Material accounting policies
Notional amount							€ 2,500
Financial assets	€ 0
Fluidda - Maturity years	7 years
Fluidda - Interest rate	10.00%
Investment in essentium shares
Material accounting policies
Financial assets						€ 3,300		€ 3,300
Essentium fair value				€ 0
Fair value adjustment in equity investment				€ 3,443
Capitalized development expenses
Material accounting policies
Capitalized development expenses	€ 1,296	€ 1,375	€ 1,577